LEASES	12 Months Ended
Dec. 31, 2023
LEASES
LEASES

6.    LEASES:

The Company has operating leases consisting of office space, lab space, and equipment with remaining lease terms of 1 to 3 years, subject to certain renewal options as applicable.

The table below presents certain information related to the lease costs for the Company’s operating leases for the periods ended:

	Year Ended December 31,
(in thousands)	2023	2022
Operating lease cost	$276	$262
Short-term lease cost	7	10
Variable lease cost	162	186
Total lease cost	$445	$458

The total lease cost is included in the consolidated statements of operations as follows:

	Year Ended December 31,
(in thousands)	2023	2022
Research and development	$419	$430
Selling, general and administrative	26	28
Total lease cost	$445	$458

Right of use lease assets and lease liabilities for our operating leases were recorded in the consolidated balance sheets as follows:

	December 31,	December 31,
(in thousands)	2023	2022
Assets
Right of use assets - Operating Leases	$285	$475
Total lease assets	$285	$475

Liabilities
Current liabilities:
Lease liability, current - Operating Leases	$230	$206
Noncurrent liabilities:
Lease liability, non-current - Operating Leases	19	239
Total lease liabilities	$249	$445

The Company had no right of use lease assets or lease liabilities for financing leases as of December 31, 2023 and 2022.

The table below presents certain information related to the cash flows for the Company’s operating leases for the periods ended:

	Year Ended December 31,
(in thousands)	2023	2022
Operating cash outflows from operating leases	$266	$265
Supplemental non-cash amounts of operating lease liabilities arising from obtaining right of use assets	$50	$583

The table below presents certain information related to the weighted average remaining lease term and the weighted average discount rate for the Company’s operating leases as of the period ended:

	Year Ended December 31,
	2023	2022
Weighted average remaining lease term (in years) – operating leases	1.31	2.19
Weighted average discount rate – operating leases	7.88%	7.73%

Undiscounted operating lease liabilities as of December 31, 2023, by year and in the aggregate, having non-cancelable lease terms in excess of one year were as follows:

December 31,
(in thousands)	2023
2024	$243
2025	20
Total undiscounted lease payments	263
Less imputed interest	(14)
Total net lease liabilities	$249